Consolidated Statements of Comprehensive Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income Loss [Abstract]
Revenue	$ 9,094	$ 7,633	$ 7,264
Cost of revenue	5,290	4,464	4,836
Gross profit	3,804	3,169	2,428
Research and development expenses	577	1,048	439
Selling and marketing expenses	1,367	3,170	672
General and administrative expenses	3,325	1,732	837
Other expenses	5
Operating profit (loss)	(1,470)	(2,781)	480
Listing expenses	879
Finance expenses	124	104	123
Finance income	(127)	(67)	(1,443)
Income (loss) before income tax	(2,346)	(2,818)	1,800
Income tax expenses	1	1	2
Net income (loss)	(2,347)	(2,819)	1,798
Amounts that shall not be subsequently reclassified to profit and loss:
Gain from remeasurement of defined benefit plans	3	6	16
Total comprehensive income (loss) attributed to the shareholders of the Company	$ (2,344)	$ (2,813)	$ 1,814
Basic earnings (loss) per share (in $) (in Dollars per share)	$ (0.4505)	$ (0.8916)	$ 0.568
Weighted average of the number of ordinary shares used to calculate basic earnings per share (in Shares)	5,210,317	3,161,779	3,161,779
Diluted earnings (loss) per share (in $) (in Dollars per share)	$ (0.4505)	$ (0.8916)	$ 0.542
Weighted average of the number of ordinary shares used to calculate diluted earnings per share (in Shares)	5,210,317	3,161,779	3,317,185